LONG-TERM DEBT	12 Months Ended
Oct. 31, 2011
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

Senior Notes

The following table summarizes the company's long-term senior notes and the related interest rate swaps:

	October 31, 2011			October 31, 2010
	Amortized Principal	Swap	Total	Amortized Principal	Swap	Total
	(in millions)
2012 Senior Notes	$—	$—	$—	$250	$6	$256
2013 Senior Notes	250	—	250	249	—	249
2015 Senior Notes	499	24	523	499	37	536
2017 Senior Notes	598	31	629	598	35	633
2020 Senior Notes	498	32	530	498	18	516
Total	$1,845	$87	$1,932	$2,094	$96	$2,190

2012 Senior Notes

The 2012 senior notes are repayable within one year and have been reclassified to short-term debt, see Note 18, "Short-term debt".

2013 Senior Notes

In July 2010, the company issued an aggregate principal amount of $250 million in senior notes ("2013 senior notes"). The 2013 senior notes were issued at 99.82% of their principal amount. The notes will mature on July 15, 2013, and bear interest at a fixed rate of 2.50% per annum. The interest is payable semi-annually on January 15th and July 15th of each year, payments commenced on January 15, 2011.

2015 Senior Notes

In September 2009, the company issued an aggregate principal amount of $500 million in senior notes ("2015 senior notes"). The senior notes were issued at 99.69% of their principal amount. The notes will mature on September 14, 2015, and bear interest at a fixed rate of 5.50% per annum. The interest is payable semi-annually on March 14th and September 14th of each year, payments commenced on March 14, 2010.

On June 6, 2011, we terminated our interest rate swap contracts related to our 2015 senior notes that represented the notional amount of $500 million. The asset value, including interest receivable, upon termination for these contracts was approximately $31 million and the amount to be amortized at October 31, 2011 was $24 million. The gain is being deferred and amortized to interest expense over the remaining life of the 2015 senior notes.

2017 Senior Notes

In October 2007, the company issued an aggregate principal amount of $600 million in senior notes ("2017 senior notes"). The 2017 senior notes were issued at 99.60% of their principal amount. The notes will mature on November 1, 2017, and bear interest at a fixed rate of 6.50% per annum. The interest is payable semi-annually on May 1st and November 1st of each year and payments commenced on May 1, 2008.

On November 25, 2008, we terminated two interest rate swap contracts associated with our 2017 senior notes that represented the notional amount of $400 million. The asset value, including interest receivable, upon termination was approximately $43 million and the amount to be amortized at October 31, 2011 was $31 million. The gain is being deferred and amortized to interest expense over the remaining life of the 2017 senior notes.

2020 Senior Notes

In July 2010, the company issued an aggregate principal amount of $500 million in senior notes ("2020 senior notes"). The 2020 senior notes were issued at 99.54% of their principal amount. The notes will mature on July 15, 2020, and bear interest at a fixed rate of 5.00% per annum. The interest is payable semi-annually on January 15th and July 15th of each year, payments commenced on January 15, 2011.

On August 9, 2011, we terminated our interest rate swap contracts related to our 2020 senior notes that represented the notional amount of $500 million. The asset value, including interest receivable, upon termination for these contracts was approximately $34 million and the amount to be amortized at October 31, 2011 was $32 million. The gain is being deferred and amortized to interest expense over the remaining life of the 2020 senior notes.

All notes issued are unsecured and rank equally in right of payment with all of Agilent's other senior unsecured indebtedness. The company incurred issuance costs of $5 million in connection with the 2017 senior notes, incurred $3 million in connection with the 2015 senior notes and incurred $5 million in connection with 2013 and 2020 senior notes. These costs were capitalized in other assets on the consolidated balance sheet and the costs are being amortized to interest expense over the term of the senior notes.